July 3, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:       Palmer Square Opportunistic Income Fund: Registration Statement on Form N-2 (File Nos. 333-19604 and 811-22969)

Ladies and Gentlemen:

On behalf of our client, Palmer Square Opportunistic Income Fund (the “Fund”), we are filing Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended.  This filing is being made for the purposes of responding to the U.S. Securities and Exchange Commission staff comments and making other changes to the Registration Statement.

Please contact me at (202) 373-6095 with your questions or comments.

Sincerely,

/s/ Abigail Bertumen
Abigail Bertumen